Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2015	Dec. 31, 2013
Ordinary Shares [Abstract]
Shares subscribed					29,983,883
Par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Shares repurchased	803,811		1,925,063
Class A ordinary shares issued		37,950,000
American depositary shares repurchase				$ 10,000